Related party transactions - Major transactions with related parties (Details) - Trip.com Group - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hotel reservation payments collected on behalf of the Group
Related party transactions
Amounts of transaction	¥ 290,397	¥ 88,757	¥ 692,771	¥ 588,238	¥ 257,963
Hotel reservation service fees
Related party transactions
Amounts of transaction	¥ 6,159	¥ 2,839	¥ 11,334	¥ 21,276	¥ 14,473